Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001899287
Registrant Name	Amprius Technologies, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES